Reclassifications from Accumulated Other Comprehensive Income	12 Months Ended
Dec. 31, 2025
Equity [Abstract]
Reclassifications from Accumulated Other Comprehensive Income	Reclassifications from Accumulated Other Comprehensive Income
The following table sets out the components of the Company’s Accumulated Other Comprehensive Income (“AOCI”) that are reclassified into the consolidated statement of operations for the twelve months ended December 31, 2025, 2024 and 2023:

	Amount Reclassified from AOCI
Details about the AOCI Components	Twelve Months Ended December 31, 2025	Twelve Months Ended December 31, 2024	Twelve Months Ended December 31, 2023	Affected Line Item in the Consolidated Statement of Operations

	($ in millions)
Available for sale:
Realized (gains) on sale of securities	$(25.8)	$(3.2)	$(2.2)	Realized and unrealized investment gains
Realized losses on sale of securities	68.8	62.6	42.4	Realized and unrealized investment losses
	43.0	59.4	40.2	Income from operations before income tax
Tax on net realized losses on sale of securities	(8.7)	(11.5)	(6.6)	Income tax (expense)/benefit
	$34.3	$47.9	$33.6	Net income
Realized derivatives:
Net realized (gains)/losses on settled derivatives	$(0.7)	$0.9	$(8.1)	General, administrative and corporate expenses
Tax on settled derivatives	0.2	(0.2)	—	Income tax (expense)/benefit
	$(0.5)	$0.7	$(8.1)	Net income
Total reclassifications from AOCI to the statement of operations, net of income tax	$33.8	$48.6	$25.5	Net income